Financial Statement Components (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of
(In thousands)	March 31, 2021	December 31, 2020
Prepaid clinical trial services	$807	$172
Prepaid research and development expenses	1,433	1,650
Prepaid insurance	2,678	3,675
Other prepaid expenses	1,444	1,280
Other current assets	162	160

Prepaid expenses and other current assets	$6,524	$6,937

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
(In thousands)	2020	2019
Prepaid clinical trial services	$172	$4,421
Prepaid research and development expenses	1,650	1,876
Prepaid insurance	3,675	142
Other prepaid expenses	1,280	1,018
Other current assets	160	69

Prepaid expenses and other current assets	$6,937	$7,526

Summary of Property and Equipment Net

Property and equipment, net consisted of the following:

	As of
(In thousands)	March 31, 2021	December 31, 2020
Computer equipment	$881	$96
Furniture and fixtures	322	322
Laboratory equipment	545	101
Construction in progress	25,941	23,728
Less: Accumulated depreciation	(92)	(82)

Property and equipment, net	$27,597	$24,165

Property and equipment, net consisted of the following:

	As of December 31,
(In thousands)	2020	2019
Computer equipment	$96	$96
Furniture and fixtures	322	29
Laboratory equipment	101	—
Leasehold improvements	—	328
Construction-in-progress	23,728	1,205
Less: Accumulated depreciation	(82)	(182)

Property and equipment, net	$24,165	$1,476

Summary of Other Long-Term Assets

Other long-term assets consisted of the following:

	As of
(In thousands)	March 31, 2021	December 31, 2020
Deferred expenses associated with financing activities	$461	$—
Other prepaid expenses, net of current portion	1,363	1,389
Other	485	500

Other long-term assets	$2,309	$1,889

Other long-term assets consisted of the following:

	As of December 31,
(In thousands)	2020	2019
Deferred expenses associated with financing activities	$—	$1,485
Other prepaid expenses, net of current portion	1,389	—
Other	500	622

Other long-term assets	$1,889	$2,107

Summary of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of
(In thousands)	March 31, 2021	December 31, 2020
External research and development services	$16,002	$8,893
Accrued compensation and personnel costs	4,483	9,489
Accrued construction-in-progress	1,930	2,618
Accrued deferred expenses associated with financing activities	424	96
Professional fees and consulting services	1,263	1,150
Other	155	273

Accrued expenses and other current liabilities	$24,257	$22,519

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
(In thousands)	2020	2019
External research and development services	$8,893	$3,257
Accrued compensation and personnel costs	9,489	3,111
Accrued construction-in-progress	2,618	433
Accrued deferred expenses associated with financing activities	96	515
Professional fees and consulting services	1,150	2,785
Other	273	74

Accrued expenses and other current liabilities	$22,519	$10,175

Summary of Other Long-Term Liabilities	Other long-term liabilities consisted of the following:

	As of
(In thousands)	March 31, 2021	December 31, 2020
Private placement warrants	$729	$—
Other	236	236

Other long-term liabilities	$965	$236

Other long-term liabilities consisted of the following:

	As of December 31,
(In thousands)	2020	2019
Equity Commitment liability	$—	$2,000
Share Purchase Option liability	—	260
Other	236	28

Other long-term liabilities	$236	$2,288

Summary of Other Other Income (Expense), Net

Other income (expense), net consisted of the following:

	For the Three Months Ended March 31,
(In thousands)	2021	2020
Loss on fair value remeasurement of Equity Commitment	$—	$(15,760)
Gain on fair value remeasurement of Share Purchase Option	—	50
Loss on fair value remeasurement of private placement warrants	(424)	—
Other, net	(1)	—

Other income (expense), net	$(425)	$(15,710)

Other income (expense), net consisted of the following:

	As of December 31,
(In thousands)	2020	2019
Loss on fair value remeasurement of Equity Commitment	$(3,530)	$(51,562)
Gain on fair value remeasurement of Share Purchase Option	260	5,120
Other, net	(4)	9

Other income (expense), net	$(3,274)	$(46,433)